Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowing costs [abstract]
Disclosure of detailed information abot reconciliation of liabilities arising from financing activities

	As of	Cash flows	Non cash changes		As of
	31/12/2023		Conversions	Debt accretion*	31/12/2024
Convertible loans	52,622		(621)	2,570	54,572
Bank loans	11,578	(9,082)			2,496
Bank overdrafts	89	(89)			—
Obligations under leases	5,884	(1,113)		289	5,060
TOTAL	70,172	(10,283)	(621)	2,860	62,128

Summary of Bonds

As of 31/12/2023 :
Number of bonds	1,923,662
Nominal amount of the loan	56,940,395.20€
Nominal unit value of the bonds	29.60€
Effective interest rate	8.8%
As of 31/12/2024 :
Number of bonds	1,902,698
Nominal amount of the loan	56,319,860.80€
Nominal unit value of the bonds	29.60€
Effective interest rate	8.8%

Summary of Convertible Loans

Convertible loans - Total	As of
(in € thousands)	2023/12/31	2024/12/31
Convertible loans	52,622	54,572
TOTAL	52,622	54,572

Convertible loans - Current	As of
(in € thousands)	2023/12/31	2024/12/31
Convertible loans	415	54,572
TOTAL	415	54,572

Convertible loans - Non current	As of
(in € thousands)	2023/12/31	2024/12/31
Convertible loans	52,206	—
TOTAL	52,206	0

Other Loans and Borrowings
Other loans and borrowings consisted of the following:

Other loans and borrowings - Total	As of
(in € thousands)	2023/12/31	2024/12/31
Bank loans	11,578	2,496
Obligations under leases	5,884	5,060
Accrued interests	7	5
Bank overdrafts	89	—
TOTAL	17,557	7,561

Other loans and borrowings - Current	As of
(in € thousands)	2023/12/31	2024/12/31
Bank loans	6,339	859
Obligations under leases	1,076	1,145
Accrued interests	7	5
Bank overdrafts	89	—
TOTAL	7,510	2,009

Other loans and borrowings - Non current	As of
(in € thousands)	2023/12/31	2024/12/31
Bank loans	5,239	1,637
Obligations under leases	4,808	3,915
Accrued interests	—	—
Bank overdrafts	—	—
TOTAL	10,047	5,552

Summary of Refundable and Conditional Advances
The following table shows no refundable and conditional advances outstanding at December 31, 2023.

Refundable and conditional advances—general overview	Grant date	Total amount allocated	Receipts	Cancellations	Effects of discounting	Net book value As of 2023/12/31
(in € thousands)
BPI FRANCE - IT-DIAB	12/23/2008	3,229	3,229	(3,229)	—	—
Development of a global strategy for the prevention and management of type 2 diabetes
TOTAL		3,229	3,229	(3,229)	—	—

Summary of Bank Loans
Bank loans consisted of the following as of December 31, 2022 and 2023 with the following interest rates and repayment terms:

Bank loans	Loan	Facility	Interest	Available As of 2024/12/31	Installments	Outstanding As of 2023/12/31	Outstanding As of 2024/12/31
(in € thousands)	date	size	rate
AUTRES	-	—	—%	—	0	13	9
CDN PGE	June 2021	900	1.36%	—	8 quarterly	675	—
CIC PGE	June 2021	2,200	0.75%	—	8 quarterly	1,650	—
BNP PGE	June 2021	4,900	0.45%	—	8 quarterly	3,675	—
NATIXIS PGE	June 2021	3,000	0.40%	—	8 quarterly	2,250	—
BPI PGE	July 2021	2,000	2.25%	—	16 quarterly	1,500	1,100
BPI PRÊT TAUX BONIFIE	November 2021	2,250	2.25%	—	20 quarterly	1,820	1,380
TOTAL						11,583	2,489
The effective interest rates are follows for the PGE loans:
•CDN PGE (loan of €900): 2.08% per annum
•CIC PGE (loan of €2,200): 1.46% per annum
•BNP PGE (loan of €4,900): 1.16% per annum
•NATIXIS PGE (loan of €3,000): 1.11% per annum
•BPI PGE (loan of €2,000): 1.65% per annum

Summary of Maturities of Financial Liabilities

Maturity of financial liabilities	As of	Less than	Less than	Less than	Less than	Less than	More than
(in € thousands)	2024/12/31	1 year	2 years	3 years	4 years	5 years	5 years
TOTAL - Refundable and conditional advances	—	—	—	—	—	—	—
Convertible loans	56,731	56,731	—	—	—	—	—
Bank loans	2,496	859	867	771	—	—	—
Leases	5,060	1,145	1,159	1,172	1,186	398	—
Accrued interests	5	5	—	—	—	—	—
Bank overdrafts	—	—	—	—	—	—	—
TOTAL - Other loans and borrowings	64,292	58,740	2,025	1,943	1,186	398	—
TOTAL	64,292	58,740	2,025	1,943	1,186	398	—